Debt (Details) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Working capital lines of credit
Wells Fargo	$ 10,000,000	$ 8,305,235
National Australia Bank Limited	3,755,800	7,583,405
Total working capital line of credit	13,755,800	15,888,640
Current portion of long-term debt
Term loan - Wells Fargo	0	159,030
Term loan - Ally	8,994	8,734
Keith facility (machinery & equipment loan) - National Australia Bank Limited	154,657	0
Unsecured subordinate promissory note - related party	100,000	100,000
Promissory note – SGI selling shareholders	2,000,000	0
Debt discount - SGI	(40,186)	0
Total current portion	2,223,465	267,764
Long-term debt, less current portion
Term loan - Wells Fargo	0	2,220,803
Term loan - Ally	15,590	24,584
Term loan - National Australia Bank Limited	466,482	0
Unsecured subordinate promissory note - related party	200,000	300,000
Promissory note - SGI selling shareholders	0	2,000,000
Promissory note - DuPont Pioneer	10,000,000	0
Debt discount - SGI	0	(92,756)
Total long-term portion	10,682,072	4,452,631
Total debt	12,905,537	$ 4,720,395
Fiscal Year
2016	2,263,651
2017	159,262
2018	10,181,328
2019	105,000
2020	105,000
Thereafter	131,482
Total	$ 12,945,723